Non-Controlling Interests (Details) - MYR (RM)	May 26, 2023	Dec. 31, 2021	Oct. 12, 2021	Jul. 12, 2021
Non-Controlling Interests (Details) [Line Items]
Ordinary shares (in Shares)	10	1,000,000	100	49,000
Percentage of equity interest	10.00%	1.00%	10.00%	49.00%
Percentage of owned subsidiary	51.00%
Equity interest (in Ringgits)			RM 100
Bottom of range [Member]
Non-Controlling Interests (Details) [Line Items]
Percentage of equity interest	95.10%	99.00%	90.00%	51.00%
Top of range [Member]
Non-Controlling Interests (Details) [Line Items]
Percentage of equity interest	100.00%	100.00%	100.00%	100.00%